Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Warrant [Member]	Retained Earnings [Member]	Accumulated Translation Adjustment [Member]	Total
Balance at Dec. 31, 2010	$ 85,583,198	$ 19,346,409	$ 21,242	$ (91,413,886)	$ (1,520,721)	$ 12,016,242
Net loss				(5,536,595)		(5,536,595)
Shares issued for services	265,663		18,076			283,739
Compensation expense		409,214				409,214
Balance at Dec. 31, 2011	85,848,861	19,755,623	39,318	(96,950,481)	(1,520,721)	7,172,600
Net loss				(4,367,955)		(4,367,955)
Shares issued for services	58,687					58,687
Compensation expense		233,206				233,206
Warrants cancelled		12,945	(12,945)			(12,945)	[1]
Balance at Dec. 31, 2012	$ 85,907,548	$ 20,001,774	$ 26,373	$ (101,318,436)	$ (1,520,721)	$ 3,096,538

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).